VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTINGS

Schedule II - Valuation and Qualifying Accounts
(In millions) For the years ended Dec 31,	2018	2017	2016
Accounts Receivable - Allowance for Doubtful Receivables
Balance at beginning of year	$59	$51	$48
Additions charged to expenses	10	23	13
Additions charged to other accounts [1]	4	2	—
Deductions from reserves [2]	(31)	(17)	(10)
Balance at end of year	$42	$59	$51
Inventory - Obsolescence Reserve
Balance at beginning of year	$18	$34	$14
Additions charged to expenses	7	5	26
Deductions from reserves [3]	(2)	(21)	(6)
Balance at end of year	$23	$18	$34
Reserves for Other Investments and Noncurrent Receivables
Balance at beginning of year	$430	$350	$487
Additions charged to expenses [4]	44	83	152
Deductions from reserves [5]	(14)	(3)	(289)
Balance at end of year	$460	$430	$350
Deferred Tax Assets - Valuation Allowance
Balance at beginning of year	$1,255	$936	$868
Additions charged to expenses	152	369	140
Deductions from reserves	(182)	(50)	(72)
Balance at end of year	$1,225	$1,255	$936

1.
Additions to allowance for doubtful accounts charged to other accounts were classified as "Accounts and notes receivable - Other" in the consolidated balance sheets. These reserves relate to the Company's sale of trade accounts receivable. Anticipated credit losses in the portfolio of receivables sold were used to fair value the Company's interests held in trade accounts receivable conduits. See Notes 16 and 24 to the Consolidated Financial Statements for further information.

2.	Deductions include write-offs, recoveries, currency translation adjustment and other miscellaneous items.

3.	Deductions include disposals and currency translation adjustments.

4.
In 2016, additions to reserves for "Other investments and noncurrent receivables" charged to costs and expenses include $143 million related to the Company's investment in AgroFresh Solutions, Inc. See Note 8 to the Consolidated Financial Statements for further information.

5.
In 2016, deductions from reserves for "Other investments and noncurrent receivables" include $237 million related to the Dow Silicones ownership restructure. See Note 6 to the Consolidated Financial Statements for further information on the Dow Silicones ownership restructure.